Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Oct. 29, 2016
08.31 Fidelity U.S. Bond Index Fund Institutional, Institutional Premium PRO-02 | Fidelity® U.S. Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Adjusted to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
08.31 Fidelity U.S. Bond Index Fund Institutional, Institutional Premium PRO-02 | Fidelity® U.S. Bond Index Fund | Fidelity U.S. Bond Index Fund-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.025%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.035%	[1]
1 year	rr_ExpenseExampleYear01	$ 4
3 years	rr_ExpenseExampleYear03	11
5 years	rr_ExpenseExampleYear05	20
10 years	rr_ExpenseExampleYear10	$ 45
08.31 Fidelity U.S. Bond Index Fund Institutional, Institutional Premium PRO-02 | Fidelity® U.S. Bond Index Fund | Fidelity U.S. Bond Index Fund-Institutional Premium Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.025%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.025%	[1]
1 year	rr_ExpenseExampleYear01	$ 3
3 years	rr_ExpenseExampleYear03	8
5 years	rr_ExpenseExampleYear05	14
10 years	rr_ExpenseExampleYear10	$ 32

[1]	Adjusted to reflect current fees.